Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($) (1) (Adelson)	Compensation Actually Paid to PEO ($) (2) (Adelson)	Summary Compensation Table Total for PEO ($) (1) (Foss)	Compensation Actually Paid to PEO ($) (2) (Foss)	Average Summary Compensation Table Total for Non-PEO Named Executives Officers ($) (3)	Average Compensation Actually Paid to Non-PEO Named Executives Officers ($) (4)	Value of Initial Fixed $100 Investment on June 30, 2020 Based on		Net Income (in thousands) ($)	Non-GAAP Adjusted Operating Income (in thousands) ($) (6)
							Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (5)
2025	7,016,992	7,009,055	—	—	2,575,447	2,454,346	103.95	215.9	455,748	571,527
2024	—	—	10,963,138	11,309,667	2,204,660	1,835,286	94.57	184.18	381,816	524,099
2023	—	—	10,439,026	4,308,412	1,535,887	553,341	94.07	144.74	366,646	472,936
2022	—	—	9,758,392	15,054,940	1,679,606	2,269,083	100.03	111.53	362,916	454,482
2021	—	—	8,692,656	(392,735)	1,595,708	342,431	89.86	133.46	311,469	405,500

Company Selected Measure Name	non-GAAP adjusted operating income
Named Executive Officers, Footnote	Mr. Adelson was the Company's PEO for fiscal year 2025, and Mr. Foss was the Company’s PEO for fiscal years 2021, 2022, 2023, and 2024.The dollar amounts reported are the average amounts of total compensation reported for the Other NEOs for each corresponding year in the “Total” column of the SCT. For each of fiscal 2025, 2024, 2023, 2022, and 2021, the Other NEOs were as follows:
•Fiscal 2025: David B. Foss, Mimi L. Carsley, Craig K. Morgan, and Shanon McLachlan.
•Fiscal 2024: Gregory R. Adelson, Mimi L. Carsley, Craig K. Morgan, and Stacey E. Zengel.
•Fiscal 2023: Gregory R. Adelson, Mimi L. Carsley, Craig K. Morgan, Stacey E. Zengel, and Kevin D. Williams
•Fiscal 2022: Kevin D. Williams, Gregory R. Adelson, Craig K. Morgan, Stacey E. Zengel, and Teddy I. Bilke
•Fiscal 2021: Kevin D. Williams, Gregory R. Adelson, Craig K. Morgan, and Teddy I. Bilke

Peer Group Issuers, Footnote	The TSR Peer Group consists of the S&P 1500 Software and Services Index, which is used for our Stock Performance presentation set forth in our Annual Report on Form 10-K for the year ended June 30, 2025.
PEO Total Compensation Amount	$ 7,016,992	$ 10,963,138	$ 10,439,026	$ 9,758,392	$ 8,692,656
PEO Actually Paid Compensation Amount	$ 7,009,055	11,309,667	4,308,412	15,054,940	(392,735)
Adjustment To PEO Compensation, Footnote	The below table provides the adjustments required by SEC rules to calculate CAP amounts from the Summary Compensation Table (“SCT”) Total of our PEO. SCT Total and CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.
Calculation of Compensation Actually Paid to PEO

	2025	2024	2023	2022	2021
Summary Compensation Table Total	$7,016,992	$10,963,138	$10,439,026	$9,758,392	$8,692,656
(Deduct): Amount reported for stock and option awards in SCT Total for the covered fiscal year	(5,306,749)	(8,728,670)	(8,571,735)	(7,557,777)	(6,447,156)
Add: Fair value at fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	5,415,425	7,460,927	5,964,481	8,685,477	4,389,636
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(84,030)	666,228	(1,294,656)	1,941,564	(3,169,451)
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	86,822	948,044	(2,228,704)	2,227,284	(3,858,419)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	(119,405)	—	—	—	—
CAP Amounts (as calculated)	$7,009,055	$11,309,667	$4,308,412	$15,054,940	$(392,735)
The fair value of the equity awards was calculated in the same manner as the Company uses to calculate the grant date fair value of the awards, but with updated assumption values as of the measurement date. Information about the assumptions used to determine the grant date fair value of the equity awards is set forth in our Annual Report on Form 10-K in Note 10 to our consolidated financial statements for the year ended June 30, 2025.

Non-PEO NEO Average Total Compensation Amount	$ 2,575,447	2,204,660	1,535,887	1,679,606	1,595,708
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,454,346	1,835,286	553,341	2,269,083	342,431
Adjustment to Non-PEO NEO Compensation Footnote	The below table provides the adjustments required by SEC rules to calculate the average CAP amount from the SCT Total of our Other NEOs. SCT Total and CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K.
Calculation of Average Compensation Actually Paid to Other NEOs

	2025	2024	2023	2022	2021
Average Summary Compensation Table Total	$2,575,447	$2,204,660	$1,535,887	$1,679,606	$1,595,708
(Deduct): Average amount reported for stock and option awards in SCT Total for the covered fiscal year	(1,617,088)	(1,259,258)	(866,956)	(892,433)	(745,656)
Add: Average fair value at fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,674,146	1,044,536	617,691	1,025,592	507,689
Add (Deduct): Average year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(115,132)	(87,939)	(291,438)	174,528	(406,496)
Add (Deduct): Average change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	158,056	(66,713)	(208,992)	281,790	(608,813)
(Deduct): Average fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	(221,083)	—	(232,852)	—	—
Average CAP Amounts (as calculated)	$2,454,346	$1,835,286	$553,341	$2,269,083	$342,431
The fair value of the equity awards was calculated in the same manner as the Company uses to calculate the grant date fair value of the awards, but with updated assumption values as of the measurement date. Information about the assumptions used to determine the grant date fair value of the equity awards is set forth in our Annual Report on Form 10-K in Note 10 to our consolidated financial statements for the year ended June 30, 2025.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 103.95	94.57	94.07	100.03	89.86
Peer Group Total Shareholder Return Amount	215.9	184.18	144.74	111.53	133.46
Net Income (Loss)	455,748,000	381,816,000	366,646,000	362,916,000	311,469,000
Adjustment to Compensation, Amount	$ 571,527,000	$ 524,099,000	$ 472,936,000	$ 454,482,000	$ 405,500,000
PEO Name	Mr. Adelson	Mr. Foss	Mr. Foss	Mr. Foss	Mr. Foss
Additional 402(v) Disclosure
The below disclosure provides information regarding the Company’s performance and the “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and our other non-PEO Named Executives (collectively, the “Other NEOs”) in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K. For a discussion of the Company’s philosophy and objectives for executive compensation, please review the Compensation Discussion and Analysis beginning on page 29.
Total Shareholder Return (“TSR”) represents the cumulative TSR for the measurement period beginning on June 30, 2020 of each fiscal year 2021, 2022, 2023, 2024, and 2025, respectively, assuming the value of the investment including reinvestment of dividends was $100.
In the Company’s assessment, the following represent the most important performance measures used to link CAP for our Named Executives to Company performance for fiscal 2025:
See “Compensation Discussion and Analysis” beginning on page 28 for a discussion of how the Company calculates these performance measures.

Relationship Between Compensation Actually Paid and Performance
	The below graphs show the relationship of “compensation actually paid” to our PEO and Other NEOs to (a) the TSR of both the Company and the S&P 1500 Software and Services Index, (b) the Company’s net income, and (c) the Company’s Non-GAAP adjusted operating income.
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP adjusted operating income
Non-GAAP Measure Description	Our Company-Selected Measure is non-GAAP adjusted operating income (see page 32 in the Compensation Discussion and Analysis for a discussion of this metric in executive compensation design). Non-GAAP adjusted operating income is a non-GAAP financial measure that excludes or has otherwise been adjusted for one-time non-GAAP adjustments made by management in financial earnings releases to remove the impact of deconversion fees, acquisitions and divestitures, gain/loss on sale of assets, and any other one-time non-GAAP adjustments as approved by the HC&C Committee and also adds back corporate bonuses that are dependent on achievement of certain operating income performance levels in the fiscal year.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative total shareholder return
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP adjusted operating revenue CAGR
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP adjusted operating margin expansion
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,306,749)	$ (8,728,670)	$ (8,571,735)	$ (7,557,777)	$ (6,447,156)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,415,425	7,460,927	5,964,481	8,685,477	4,389,636
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,030)	666,228	(1,294,656)	1,941,564	(3,169,451)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,822	948,044	(2,228,704)	2,227,284	(3,858,419)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,405)	0	0	0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,617,088)	(1,259,258)	(866,956)	(892,433)	(745,656)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,674,146	1,044,536	617,691	1,025,592	507,689
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(115,132)	(87,939)	(291,438)	174,528	(406,496)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,056	(66,713)	(208,992)	281,790	(608,813)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (221,083)	$ 0	$ (232,852)	$ 0	$ 0